May 4, 2026

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE: Tactical Investment Series Trust (the “Trust”) (File Nos. 333-252544 and 811-23631)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above-registered management investment company, that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in the update to the Registration Statement on Form N-1A which was filed with the Commission on April 30, 2026, Accession No. (0001999371-26-009558) for the TFA Tactical Income Fund, Tactical Allocation Fund (formerly, the Tactical Growth Allocation Fund), TFA Quantitative Fund, and TFA AlphaGen Fund (formerly, the TFA AlphaGen Growth Fund), each a series portfolio of the Trust.

If you have any questions concerning the foregoing, please contact the undersigned at (513) 991-8472 or bo.howell@fintechlegal.io.

Very truly yours,

/s/ Bo J. Howell
FinTech Law, LLC

FinTech Law
6224 Turpin Hills Drive | Cincinnati, OH 45244-3557 | fintechlaw.ai | (513) 991-8472